Leases (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 2,061,792	R$ 2,055,247
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	22,574,256
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	3,303,623
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	3,134,099
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,993,484
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,600,616
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,020,721
Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	8,521,713
Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	13,764,868
L T Amazonas [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	510,090
L T Amazonas [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	80,402
L T Amazonas [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	64,641
L T Amazonas [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	64,641
L T Amazonas [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	64,641
L T Amazonas [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	64,641
L T Amazonas [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	171,124
L T Amazonas [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	322,409
Sale And Leaseback Of Towers [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,962,680
Sale And Leaseback Of Towers [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	316,388
Sale And Leaseback Of Towers [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	307,188
Sale And Leaseback Of Towers [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	307,188
Sale And Leaseback Of Towers [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	307,188
Sale And Leaseback Of Towers [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	307,188
Sale And Leaseback Of Towers [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,417,540
Sale And Leaseback Of Towers [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,630,795
Other Finance Lease Liabilities [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	127,782
Other Finance Lease Liabilities [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	47,043
Other Finance Lease Liabilities [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	31,919
Other Finance Lease Liabilities [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	24,203
Other Finance Lease Liabilities [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	14,350
Other Finance Lease Liabilities [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	5,615
Other Finance Lease Liabilities [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	4,652
Other Finance Lease Liabilities [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	108,588
Lease Network Infrastructure [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	10,177,315
Lease Network Infrastructure [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,386,393
Lease Network Infrastructure [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,353,724
Lease Network Infrastructure [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,305,258
Lease Network Infrastructure [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,198,114
Lease Network Infrastructure [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	987,892
Lease Network Infrastructure [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	3,945,934
Lease Network Infrastructure [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	6,086,081
Leases Shops Kiosks And Real Estate [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,727,107
Leases Shops Kiosks And Real Estate [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	336,472
Leases Shops Kiosks And Real Estate [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	317,652
Leases Shops Kiosks And Real Estate [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	286,969
Leases Shops Kiosks And Real Estate [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	252,704
Leases Shops Kiosks And Real Estate [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	214,759
Leases Shops Kiosks And Real Estate [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,318,551
Leases Shops Kiosks And Real Estate [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,533,853
Lease Land Network [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	4,051,655
Lease Land Network [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	553,926
Lease Land Network [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	510,368
Lease Land Network [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	491,641
Lease Land Network [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	449,504
Lease Land Network [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	382,304
Lease Land Network [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	1,663,912
Lease Land Network [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,470,403
Lease Fiber [Member] | Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	2,017,627
Lease Fiber [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	582,999
Lease Fiber [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	548,607
Lease Fiber [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	513,584
Lease Fiber [Member] | Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	314,115
Lease Fiber [Member] | Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	58,322
Lease Fiber [Member] | Later Than Six Years And Not Later Than Seven Years [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables
Lease Fiber [Member] | Present Value [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 1,612,739